Debt (Combined Schedule Of Current And Noncurrent Debt And Capital Lease Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Debt Instrument [Line Items]
Debt maturing within one year, beginning	$ 7,542
Long-term debt and capital lease obligations - beginning balance	45,252
Total, beginning balance	52,794
Proceeds from long-term borrowings	11,060	12,040
Repayments of long-term borrowings and capital lease obligations paid during the period	(11,805)
Increase in short-term obligations, excluding current maturities	1,928
Reclassifications of long-term debt	2,915		7,542
Debt acquired	748
Other	427
Debt maturing within one year, ending	4,849
Long-term debt, ending	50,303
Total, ending balance	55,152
Debt Maturing Within One Year [Member]
Debt Instrument [Line Items]
Debt maturing within one year, beginning	7,542
Repayments of long-term borrowings and capital lease obligations paid during the period	(11,805)
Increase in short-term obligations, excluding current maturities	1,928
Reclassifications of long-term debt	6,100
Debt acquired	748
Other	336
Debt maturing within one year, ending	4,849
Long-Term Debt [Member]
Debt Instrument [Line Items]
Long-term debt and capital lease obligations - beginning balance	45,252
Proceeds from long-term borrowings	11,060
Reclassifications of long-term debt	(6,100)
Other	91
Long-term debt, ending	$ 50,303